SHAREHOLDERS' EQUITY (Schedule of Stock-Based Compensation) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	235,000
Stock options granted, exercise price, minimum	$ 3.1
Stock options granted, exercise price, maximum	$ 4.15
Vesting period	4 years
Expected volatility, minimum	53.00%	49.00%
Expected volatility, maximum	55.00%	50.00%
Expected risk free interest rates range, minimum	2.60%	1.80%
Expected risk free interest rate range, maximum	2.80%	2.10%
Expected dividend yield	0.00%	0.00%
Weighted average fair value of options granted during period	$ 1.75	$ 2.00
Share based compensation	$ 1,052	$ 1,271
Unrecognized compensation cost	$ 4,876
Period over which compensation expense will be recognized	2 years 8 months 5 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	4 years 10 months 25 days	4 years 8 months 12 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	5 years	6 years